Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Abstract]
Provision for professional fees	$ 603,038	$ 572,875
Government authorities	33,902	132,612
Grants received in advance	66,339	107,162
Provision for legal claims	8,083	74,612
Other	130,780	137,900
Accrued Expenses and Other Current Liabilities	$ 842,142	$ 1,025,161